Stockholders' Deficit (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 27, 2020	Jan. 29, 2019	Dec. 26, 2018	Mar. 31, 2020	Dec. 31, 2018	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Jul. 11, 2019	Nov. 26, 2014
Number of shares issued, value		$ 4,390,000				$ 697,000	$ 3,695,000			$ 4,390,000	$ 3,975,000
Common stock, par value				$ 0.001				$ 0.001		$ 0.001	$ 0.001	$ 0.001
Proceeds from common stock subscription								$ 105,000
Number of shares issued		339,257
Number of common stock shares sold			335,910
Sale of stock price per share			$ 11.00
Number of common stock shares sold, value			$ 3,695,010
Aggregate intrinsic value of exercisable options				$ 746,000				746,000		$ 1,377,000
Unrecognized stock-based compensation expense				1,321,000				$ 1,321,000		$ 2,292,000
Unrecognized stock-based compensation weighted average period								1 year 5 months 9 days		1 year 29 days
2014 Equity Incentive Plan [Member]
Share based compensation, number of shares authorized													1,000,000
Cleveland Capital L.P [Member]
Proceeds from offering			$ 2,600,000
Investor [Member] | Private Placement [Member]
Number of shares issued, value				$ 8,000,000	$ 5,000,000
Common stock, par value				$ 0.001				$ 0.001
Common stock per share				$ 4.00	$ 11.00		$ 11.00	$ 4.00
Number of shares issued					454,546
Investor [Member] | Private Placement [Member] | Maximum [Member]
Number of shares issued, value					$ 7,000,000
Investor [Member] | Private Placement [Member] | First Subscription Agreement [Member]
Proceeds from common stock subscription	$ 105,000